Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2018
Short-term borrowings and long-term debt

12. Short-term borrowings and long-term debt

Short-term borrowings

Short-term borrowings consist of Due to trust accounts, Call money and funds purchased, Payables under repurchase agreements and securities lending transactions, and Other short-term borrowings.

Details of Other short-term borrowings at March 31, 2017 and 2018 are as follows:

	2017	2018
	(in millions of yen)
Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1) (2)	59,607	27,985
Commercial paper and short-term notes issued by MHFG and its subsidiaries (1) (3)	956,447	1,044,591
Borrowings from the Bank of Japan	355,255	432,328
Other	105,303	183,114

Total	1,476,612	1,688,018

Notes:
(1)	Short-term notes are issued under the laws of Japan in the form of dematerialized commercial paper, whose characteristics are economically the same as commercial paper.
(2)	Commercial paper and short-term notes issued by consolidated VIEs of asset-backed commercial paper programs in the above table consist of commercial paper and short-term notes, of which the amounts were ¥24,559 million and ¥35,048 million, respectively, at March 31, 2017. At March 31, 2018, all the amounts represent the outstanding balances of short-term notes.
(3)	Commercial paper and short-term notes issued by MHFG and its subsidiaries in the above table consist of commercial paper and short-term notes, of which the amounts were ¥765,147 million and ¥191,300 million, respectively, at March 31, 2017, and ¥710,391 million and ¥334,200 million, respectively, at March 31, 2018.

Long-term debt

Long-term debt with original maturities of more than one year at March 31, 2017 and 2018 is comprised of the following:

	2017	2018
	(in millions of yen)
Obligations under capital leases	40,947	36,010
Loan participation borrowings	90,639	89,353
Senior borrowings and bonds	11,119,136	9,184,075
Subordinated borrowings and bonds	3,278,692	3,645,792

Total	14,529,414	12,955,230

The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2017	2018
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-5.00	Apr. 2018-Dec. 2046	6,011,939	4,146,989
fixed rate denominated in U.S. dollars	0.00-7.49	Apr. 2018-Mar. 2048	2,533,715	2,519,845
fixed rate denominated in other currencies	0.01-9.29	Apr. 2018-May. 2037	172,370	233,842
floating rate denominated in Japanese yen	0.00-19.00	Apr. 2018-Mar. 2048	717,056	662,751
floating rate denominated in U.S. dollars	0.00-5.70	Apr. 2018-Jul. 2033	1,557,288	1,469,248
floating rate denominated in other currencies	0.00-9.40	Jun. 2018-Sep. 2035	126,768	151,400

Total			11,119,136	9,184,075

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.47-4.26	Apr. 2018- Perpetual	2,858,445	3,247,639
fixed rate denominated in U.S. dollars	4.30-4.70	Jul. 2022-Oct. 2025	420,247	398,153

Total			3,278,692	3,645,792

Total			14,397,828	12,829,867

Notes:

(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2018.
(2)	Maturity information disclosed is the range of maturities at March 31, 2018.
(3)	None of the long-term debt issuances above are convertible to common stock.
(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2018:

(in millions of yen)
Fiscal year ending March 31:
2019	2,492,058
2020	1,606,863
2021	1,314,403
2022	1,204,785
2023	1,068,077
2024 and thereafter	5,269,044

Total	12,955,230